Convertible Bonds	12 Months Ended
Dec. 31, 2025
Convertible Bonds [Abstract]
CONVERTIBLE BONDS

Note 10:- CONVERTIBLE BONDS

On June 2, 2024, the Company completed an offering of convertible bonds in the principal amount of NIS 110,000,000 (approximately $30,000). The bonds were issued solely to Israeli investors and were not offered in the United States or to U.S. persons. The bonds bear interest on the principal amount at the rate of 6.5% per annum, mature on May 30, 2028, and are convertible into the Company’s ordinary shares at a conversion price of NIS 9.53 (approximately $2.60) per share. The bonds are listed for trading on the TASE. The bonds were issued pursuant to a deed of trust dated May 30, 2024, by and between the Company and Mishmeret Trust Company Ltd., as trustee (the “Trustee”) pursuant to a public bid under Israeli law on June 3, 2024, at a price of NIS 1,031 (approximately $0.28) per bond in the principal amount of NIS 1,000 (approximately $0.27) pursuant to a prospectus filed with the Israel Securities Authority and the TASE. Certain classified investors who committed to purchase bonds in advance of the public bid, received a commission in the aggregate amount of NIS 1,028,073 (approximately $278), which was recorded as a reduction of their purchase price.

The Company’s outstanding convertible bonds are subject to customary financial covenants.

Pursuant to the terms of the convertible bonds, (i) the Company is required to maintain shareholders’ equity of not less than $5 million as of the last day of two consecutive  quarters, and (ii) the Company is required to maintain cash and cash equivalents and short term deposits of not less than $5 million as of the last day of at least one quarter.

As of the balance sheet date, the Company was in compliance with all financial covenants under the convertible bonds.

The proceeds from the sale of the bonds, which were approximately NIS 112,400,000 (approximately $30,500), are held in escrow and will be released to the Company upon meeting certain conditions by March 31, 2025, or upon conversion of the bonds are converted at the election of the bonds’ holders.

During January 2025, convertible bonds, in the principal amount of NIS 78,462,180 ($22,400) were converted into 8,233,177 ordinary shares, and $22,400 (including interest) was released from the escrow to the Company.

On March 20, 2025, the terms of the convertible bonds were amended to include among others, an extension to December 31, 2025 of the date the Company needs to meet certain conditions (the “release conditions”) in order for the Company to obtain release to the Company of the funds held in escrow. Since this date was no extended pursuant to the amendment described in the following paragraph, the Company no longer has the right to obtain release of the funds in escrow if it meets the release conditions.

On December 16, 2025, the terms of the convertible bonds were amended to include: (i) an extension to December 31, 2026 of the date by which the release conditions need to be met for the funds in escrow to be released to the Company; (ii) a reduction of the annual interest rate from 6.5% to 4.35%, effective January 1, 2026; and (iii) the addition of a voluntary early redemption mechanism effective January 16, 2026, pursuant to which bondholders may elect early redemption and receive the outstanding principal together with accrued interest and applicable U.S. dollar indexation adjustments.

On December 30, 2025, the Company completed a private placement and issued convertible bonds in the principal amount of NIS 57,600,000 (approximately $15,700). through a follow-on offering as an expansion of its existing convertible bonds. The additional bonds were issued on the same terms as the amended convertible bonds, including the revised interest rate, the holding of the proceeds by the Trustee, and trade as a single series on the TASE.

As of December 31, 2025, approximately $24,500 was held in escrow under the convertible bonds.

On January 16, 2026, bonds with an aggregate principal amount of NIS 836,842 were voluntarily redeemed for approximately $230. See also Note 15a.